                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08594
                                                      ---------

                           Special Equities Portfolio
                           --------------------------
               (Exact Name of registrant as Specified in Charter)

     the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

SPECIAL EQUITIES PORTFOLIO as of June 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.6%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.0%
Armor Holdings, Inc.(1)                                                 11,100   $       377,400
Ceradyne, Inc.(1)                                                        8,600           307,622
United Defense Industries, Inc.(1)                                       9,900           346,500
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                                                                                 $     1,031,522
------------------------------------------------------------------------------------------------

AIRLINES -- 1.2%
AirTran Holdings, Inc.(1)                                               12,600   $       178,164
EGL, Inc.(1)                                                            16,400           436,240
------------------------------------------------------------------------------------------------
                                                                                 $       614,404
------------------------------------------------------------------------------------------------

APPAREL -- 0.5%
Quiksilver, Inc.(1)                                                     10,500   $       250,005
------------------------------------------------------------------------------------------------
                                                                                 $       250,005
------------------------------------------------------------------------------------------------

APPLIANCES -- 0.2%
Applica, Inc.(1)                                                        12,000   $       106,800
------------------------------------------------------------------------------------------------
                                                                                 $       106,800
------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.5%
Bandag, Inc.                                                             3,600   $       160,308
Jarden Corp.(1)                                                          7,600           273,524
Pep Boys - Manny, Moe & Jack (The)                                      13,034           330,412
------------------------------------------------------------------------------------------------
                                                                                 $       764,244
------------------------------------------------------------------------------------------------

BANKS -- 1.1%
Hanmi Financial Corp.                                                   13,200   $       389,400
PrivateBancorp, Inc.                                                     6,800           186,728
------------------------------------------------------------------------------------------------
                                                                                 $       576,128
------------------------------------------------------------------------------------------------

BEVERAGES -- 1.1%
Cott Corp.(1)                                                           17,800   $       576,720
------------------------------------------------------------------------------------------------
                                                                                 $       576,720
------------------------------------------------------------------------------------------------

BUSINESS SERVICES -- 3.6%
Brink's Co. (The)                                                        9,200   $       315,100
CheckFree Corp.(1)                                                       7,600           228,000
Corporate Executive Board Co., (The)                                     8,100           468,099
Corrections Corp. of America(1)                                          8,700           343,563
Dendrite International, Inc.(1)                                         10,300           191,374
Heidrick & Struggles International, Inc.(1)                              8,200           243,376
------------------------------------------------------------------------------------------------
                                                                                 $     1,789,512
------------------------------------------------------------------------------------------------

CASINOS AND GAMING -- 2.9%
Ameristar Casinos, Inc.                                                  7,600   $       255,208
Boyd Gaming Corp.                                                        5,300           140,821
Shuffle Master, Inc.(1)                                                 18,450           669,919
Station Casinos, Inc.                                                    8,100           392,040
------------------------------------------------------------------------------------------------
                                                                                 $     1,457,988
------------------------------------------------------------------------------------------------

CHEMICALS -- 0.5%
Cabot Corp.                                                              6,500   $       264,550
------------------------------------------------------------------------------------------------
                                                                                 $       264,550
------------------------------------------------------------------------------------------------

COAL -- 1.4%
CONSOL Energy, Inc.                                                      9,800   $       352,800
Massey Energy Co.                                                       12,900           363,909
------------------------------------------------------------------------------------------------
                                                                                 $       716,709
------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 2.3%
Alliance Data Systems Corp.(1)                                          10,600   $       447,850
CoStar Group, Inc.(1)                                                    2,939           134,988
Intersections, Inc.(1)                                                  23,100           554,169
------------------------------------------------------------------------------------------------
                                                                                 $     1,137,007
------------------------------------------------------------------------------------------------

COMPUTER EQUIPMENT -- 2.8%
PalmOne, Inc.(1)                                                        33,600   $     1,168,272
Research in Motion Ltd.(1)                                               3,400           232,696
------------------------------------------------------------------------------------------------
                                                                                 $     1,400,968
------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 1.4%
Activision, Inc.(1)                                                     26,350   $       418,965
Kronos, Inc.(1)                                                          7,200           296,640
------------------------------------------------------------------------------------------------
                                                                                 $       715,605
------------------------------------------------------------------------------------------------

CONSUMER SERVICES -- 0.7%
Alderwoods Group, Inc.(1)                                                9,400   $       114,680
Regis Corp.                                                              4,800           214,032
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                                                                                 $       328,712
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                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
DISTRIBUTION / WHOLESALE -- 0.4%
SCP Pool Corp.                                                           4,300   $       193,500
------------------------------------------------------------------------------------------------
                                                                                 $       193,500
------------------------------------------------------------------------------------------------

DRUGS -- 6.0%
AtheroGenics, Inc.(1)                                                    8,200   $       156,046
Bone Care International, Inc.(1)                                         8,900           208,438
Elan Corp. PLC ADR(1)                                                   12,600           311,724
EPIX Medical, Inc.(1)                                                   17,000           358,700
Eyetech Pharmaceuticals, Inc.(1)                                         8,200           351,944
Idexx Laboratories, Inc.(1)                                              3,800           239,172
Immucor, Inc.(1)                                                        14,600           475,230
Nabi Biopharmaceuticals(1)                                              31,900           453,618
Perrigo Co.                                                             17,000           322,490
Pharmion Corp.(1)                                                          300            14,400
Salix Pharmaceuticals Ltd.(1)                                            4,400           144,980
------------------------------------------------------------------------------------------------
                                                                                 $     3,036,742
------------------------------------------------------------------------------------------------

EDUCATIONAL SERVICES -- 3.2%
Blackboard, Inc.(1)                                                     13,500   $       270,675
Career Education Corp.(1)                                                5,900           268,804
Laureate Education, Inc.(1)                                              9,400           359,456
Strayer Education, Inc.                                                  3,900           435,123
Universal Technical Institute, Inc.(1)                                   7,000           279,860
------------------------------------------------------------------------------------------------
                                                                                 $     1,613,918
------------------------------------------------------------------------------------------------

ELECTRONICS - EQUIPMENT -- 1.9%
Ametek, Inc.                                                             5,800   $       179,220
Littelfuse, Inc.(1)                                                      6,100           258,701
Rogers Corp.(1)                                                          3,900           272,610
Thomas and Betts Corp.                                                   9,300           253,239
------------------------------------------------------------------------------------------------
                                                                                 $       963,770
------------------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.7%
Cyberoptics Corp.(1)                                                     5,800   $       150,684
Woodward Governor Co.                                                    2,600           187,486
------------------------------------------------------------------------------------------------
                                                                                 $       338,170
------------------------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS -- 1.3%
Pixelworks, Inc.(1)                                                      9,000   $       137,880
Silicon Image, Inc.(1)                                                  31,600           414,908
Silicon Laboratories, Inc.(1)                                            2,200           101,970
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                                                                                 $       654,758
------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.6%
WMS Industries, Inc.(1)                                                 10,800   $       321,840
------------------------------------------------------------------------------------------------
                                                                                 $       321,840
------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 1.6%
Euronet Worldwide, Inc.(1)                                              18,000   $       416,340
First Marblehead Corp., (The)(1)                                         9,400           378,444
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                                                                                 $       794,784
------------------------------------------------------------------------------------------------

FOOD - WHOLESALE / DISTRIBUTION -- 0.7%
United Natural Foods, Inc.(1)                                           12,400   $       358,484
------------------------------------------------------------------------------------------------
                                                                                 $       358,484
------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.2%
Corn Products International, Inc.                                        8,500   $       395,675
Pilgrim's Pride Corp.                                                   16,600           480,404
Smithfield Foods, Inc.(1)                                                7,900           232,260
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                                                                                 $     1,108,339
------------------------------------------------------------------------------------------------

GAMING -- 0.5%
Scientific Games Corp.(1)                                               13,900   $       266,046
------------------------------------------------------------------------------------------------
                                                                                 $       266,046
------------------------------------------------------------------------------------------------

HEALTH SERVICES -- 5.9%
Accredo Health, Inc.(1)                                                  7,400   $       288,230
Covance, Inc.(1)                                                        17,400           671,292
LCA-Vision, Inc.(1)                                                     10,700           311,691
LifePoint Hospitals, Inc.(1)                                            10,600           394,532
Sierra Health Services(1)                                                7,300           326,310
United Surgical Partners International, Inc.(1)                         10,600           418,382
VCA Antech, Inc.(1)                                                     12,000           537,840
WellCare Health Plans, Inc.(1)                                             900            15,300
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                                                                                 $     2,963,577
------------------------------------------------------------------------------------------------

HOTELS -- 0.8%
Choice Hotels International, Inc.                                        8,100   $       406,296
------------------------------------------------------------------------------------------------
                                                                                 $       406,296
------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.3%
Chattem, Inc.(1)                                                         9,100   $       262,717
Design Within Reach, Inc.(1)                                             7,500           123,225
Rayovac Corp.(1)                                                         9,500           266,950
------------------------------------------------------------------------------------------------
                                                                                 $       652,892
------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
INSURANCE -- 0.6%
Triad Guaranty, Inc.(1)                                                  5,100   $       296,820
------------------------------------------------------------------------------------------------
                                                                                 $       296,820
------------------------------------------------------------------------------------------------

INTERNET - SOFTWARE -- 2.8%
Akamai Technologies, Inc.(1)                                            43,700   $       784,415
eResearch Technology, Inc.(1)                                            7,500           210,000
F5 Networks, Inc.(1)                                                     8,450           223,756
TIBCO Software, Inc.(1)                                                 23,300           196,885
------------------------------------------------------------------------------------------------
                                                                                 $     1,415,056
------------------------------------------------------------------------------------------------

INTERNET CONTENT - ENTERTAINMENT -- 1.3%
Ask Jeeves, Inc.(1)                                                     12,500   $       487,875
CNET Networks, Inc.(1)                                                  13,900           153,873
------------------------------------------------------------------------------------------------
                                                                                 $       641,748
------------------------------------------------------------------------------------------------

INTERNET SERVICES -- 1.9%
Blue Nile, Inc.(1)                                                       9,400   $       353,534
eCollege.com, Inc.(1)                                                    5,500            88,000
Overstock.com, Inc.(1)                                                   7,400           289,192
Websense, Inc.(1)                                                        5,700           212,211
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                                                                                 $       942,937
------------------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.4%
Greenhill and Co., Inc.(1)                                               8,900   $       186,099
------------------------------------------------------------------------------------------------
                                                                                 $       186,099
------------------------------------------------------------------------------------------------

MACHINERY -- 0.3%
IDEX Corp.                                                               5,000   $       171,750
------------------------------------------------------------------------------------------------
                                                                                 $       171,750
------------------------------------------------------------------------------------------------

MANUFACTURING -- 0.5%
Fleetwood Enterprises, Inc.(1)                                          17,700   $       257,535
------------------------------------------------------------------------------------------------
                                                                                 $       257,535
------------------------------------------------------------------------------------------------

MEDICAL - BIOMED / GENETICS -- 3.5%
ImClone Systems, Inc.(1)                                                 8,200   $       703,478
Martek Biosciences, Corp.(1)                                            14,875           835,529
Serologicals Corp.(1)                                                   11,300           225,887
------------------------------------------------------------------------------------------------
                                                                                 $     1,764,894
------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 10.5%
Abiomed, Inc.(1)                                                        14,900   $       187,442
Advanced Medical Optics, Inc.(1)                                         4,200           178,794
Align Technology, Inc.(1)                                                5,600           106,400
Aspect Medical Systems, Inc.(1)                                         17,900           330,613
Celgene Corp.(1)                                                         9,200           526,792
Cooper Cos., Inc.                                                        4,400           277,948
Cytyc Corp.(1)                                                          19,900           504,863
Dade Behring Holdings, Inc.(1)                                           9,125           433,620
DENTSPLY International, Inc.                                             5,000           260,500
Given Imaging Ltd.(1)                                                   20,900           740,069
Haemonetics Corp.(1)                                                    11,700           346,905
Hologic, Inc.(1)                                                         8,400           195,300
Kyphon, Inc.(1)                                                         33,300           938,394
NuVasive, Inc.(1)                                                        5,400            58,914
Wright Medical Group, Inc.(1)                                            5,900           210,040
------------------------------------------------------------------------------------------------
                                                                                 $     5,296,594
------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.3%
Simpson Manufacturing Co., Inc.                                          2,700   $       151,524
------------------------------------------------------------------------------------------------
                                                                                 $       151,524
------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 1.3%
Atwood Oceanics, Inc.(1)                                                 4,100   $       171,175
CARBO Ceramics, Inc.                                                     7,100           484,575
------------------------------------------------------------------------------------------------
                                                                                 $       655,750
------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 5.4%
Cabot Oil & Gas Corp.                                                    4,600   $       194,580
Denbury Resources, Inc.(1)                                              21,900           458,805
Harvest Natural Resources, Inc.(1)                                      13,800           205,758
Houston Exploration Co.(1)                                               3,500           181,440
Newfield Exploration Co.(1)                                              3,500           195,090
Quicksilver Resources, Inc.(1)                                          11,900           798,133
Swift Energy Co.(1)                                                     12,100           266,926
Tesoro Petroleum Corp.(1)                                                5,400           149,040
Vintage Petroleum, Inc.                                                 16,200           274,914
------------------------------------------------------------------------------------------------
                                                                                 $     2,724,686
------------------------------------------------------------------------------------------------

RETAIL -- 7.0%
American Eagle Outfitters(1)                                             8,800   $       254,408
Cabela's, Inc., Class A(1)                                              17,000           458,150
Gander Mountain Co.(1)                                                  17,000           390,150

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
RETAIL (CONTINUED)
Guitar Center, Inc.(1)                                                   7,600   $       337,972
J. Jill Group, Inc.(1)                                                   7,400           174,566
NBTY, Inc.(1)                                                           12,100           355,619
Nu Skin Enterprises, Inc. Class A                                        8,300           210,156
PETsMART, Inc.                                                           8,700           282,315
Polo Ralph Lauren Corp., Class A                                         5,500           189,475
Select Comfort Corp.(1)                                                 13,700           389,080
Urban Outfitters, Inc.(1)                                                8,000           487,280
------------------------------------------------------------------------------------------------
                                                                                 $     3,529,171
------------------------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 0.1%
Buffalo Wild Wings, Inc.(1)                                              1,900   $        52,535
------------------------------------------------------------------------------------------------
                                                                                 $        52,535
------------------------------------------------------------------------------------------------

SOFTWARE SERVICES -- 3.1%
FileNET Corp.(1)                                                         6,500   $       205,205
Hyperion Solutions Corp.(1)                                              9,400           410,968
Paxar Corp.(1)                                                          12,500           244,000
Salesforce.com, Inc.(1)                                                 11,700           188,019
Verint Systems, Inc.(1)                                                 14,300           489,346
------------------------------------------------------------------------------------------------
                                                                                 $     1,537,538
------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT -- 3.9%
Alvarion Ltd.(1)                                                        14,600   $       193,888
American Tower Corp., Class A(1)                                        29,500           448,400
Andrew Corp.(1)                                                         27,300           546,273
Rogers Wireless Communications, Inc., Class B(1)                         7,100           192,055
SpectraSite, Inc.(1)                                                     5,900           254,998
Viasat, Inc.(1)                                                         12,700           316,865
------------------------------------------------------------------------------------------------
                                                                                 $     1,952,479
------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES -- 2.2%
NII Holdings, Inc., Class B(1)                                          32,600   $     1,098,294
------------------------------------------------------------------------------------------------
                                                                                 $     1,098,294
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.2%
Hub Group, Inc., Class A(1)                                              5,300   $       180,730
JB Hunt Transport Services, Inc.                                         5,400           208,332
Landstar System, Inc.(1)                                                 5,200           274,924
Old Dominion Freight Line(1)                                             9,800           288,904
Overseas Shipholding Group                                               5,200           229,476
Teekay Shipping Corp.                                                    5,000           186,900
UTI Worldwide, Inc.                                                      4,300           226,567
------------------------------------------------------------------------------------------------
                                                                                 $     1,595,833
------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $43,596,735)                                                 $    49,675,233
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS --  1.1%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.44%, 7/1/04                                                  $           552   $       552,000
------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $552,000)                                                 $       552,000
------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.7%
   (IDENTIFIED COST $44,148,735)                                                 $    50,227,233
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.3%                                           $       140,589
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                             $    50,367,822
------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1) Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)
STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS
Investments, at value
   (identified cost, $44,148,735)                              $    50,227,233
Receivable for investments sold                                      1,025,446
Interest and dividends receivable                                        6,469
Tax reclaim receivable                                                     503
------------------------------------------------------------------------------
TOTAL ASSETS                                                   $    51,259,651
------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                              $       706,858
Payable to affiliate for Trustees' fees                                  1,677
Due to bank                                                            151,109
Accrued expenses                                                        32,185
------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $       891,829
------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO      $    50,367,822
------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals        $    44,289,324
Net unrealized appreciation (computed on the basis of
   identified cost)                                                  6,078,498
------------------------------------------------------------------------------
TOTAL                                                          $    50,367,822
------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME
Dividends (net of foreign taxes, $734)                         $        45,851
Interest                                                                 8,889
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $        54,740
------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                         $       165,560
Trustees' fees and expenses                                              4,588
Custodian fee                                                           40,616
Legal and accounting services                                           18,509
Miscellaneous                                                              443
------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $       229,716
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DEDUCT --
   Reduction of custodian fee                                  $            14
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TOTAL EXPENSE REDUCTIONS                                       $            14
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NET EXPENSES                                                   $       229,702
------------------------------------------------------------------------------

NET INVESTMENT LOSS                                            $      (174,962)
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REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)             $     2,194,194
   Foreign currency transactions                                          (797)
------------------------------------------------------------------------------
NET REALIZED GAIN                                              $     2,193,397
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $    (3,115,038)
   Foreign currency                                                        (93)
------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $    (3,115,131)
------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                               $      (921,734)
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                     $    (1,096,696)
------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                              SIX MONTHS ENDED
INCREASE (DECREASE)                           JUNE 30, 2004        YEAR ENDED
IN NET ASSETS                                 (UNAUDITED)          DECEMBER 31, 2003
------------------------------------------------------------------------------------
From operations --
   Net investment loss                          $     (174,962)       $     (352,608)
   Net realized gain from investments
      and foreign currency transactions              2,193,397             9,129,031
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency              (3,115,131)            5,708,066
------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $   (1,096,696)       $   14,484,489
------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $    2,351,696        $   11,597,667
   Withdrawals                                      (6,705,281)          (21,022,395)
------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                         $   (4,353,585)       $   (9,424,728)
------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           $   (5,450,281)       $    5,059,761
------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                          $   55,818,103        $   50,758,342
------------------------------------------------------------------------------------
AT END OF PERIOD                                $   50,367,822        $   55,818,103
------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                            SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2004    ------------------------------------------------------------------
                                            (UNAUDITED)         2003          2002          2001           2000         1999
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily
  net assets):
   Expenses                                       0.87%(1)         0.89%         0.82%         0.75%         0.74%         0.76%
   Expenses after custodian fee reduction         0.87%(1)         0.89%         0.82%         0.75%         0.74%         0.76%
   Net investment loss                           (0.66)%(1)       (0.68)%       (0.57)%       (0.53)%       (0.23)%       (0.32)%
Portfolio Turnover                                 149%             292%          188%           92%          136%          103%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                  (1.80)%          31.90%       (32.40)%      (23.40)%          --            --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)   $   50,368       $   55,818    $   50,758    $   82,862    $  104,429    $  107,823
-------------------------------------------------------------------------------------------------------------------------------

(1) Annualized.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to provide growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2004, Eaton Vance Special Equities Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A Investment Valuations -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   E Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

   F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G Indemnifications -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H Interim Financial Statements -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2004, the fee amounted to $165,560. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $76,609,243 and $80,624,783, respectively, for the six months ended June 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                        $ 44,148,735
   --------------------------------------------------

   Gross unrealized appreciation         $  6,693,724
   Gross unrealized depreciation             (615,226)
   --------------------------------------------------

   NET UNREALIZED APPRECIATION           $  6,078,498
   --------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

6  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Portfolio and Investors Bank & Trust (the Bank), the Bank may at its discretion advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently a rate above the federal funds rate). This obligation is payable on demand to the Bank. At June 30, 2004, the Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $151,109.

INVESTMENT MANAGEMENT

SPECIAL EQUITIES PORTFOLIO

               OFFICERS
               Duncan W. Richardson
               President

               Toni Y. Shimura
               Vice President and Portfolio Manager

               Kristin S. Anagnost
               Treasurer

               Alan R. Dynner
               Secretary

               TRUSTEES
               James B. Hawkes

               Samuel L. Hayes, III

               William H. Park

               Ronald A. Pearlman

               Norton H. Reamer

               Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio
--------------------------

By:  /S/ Duncan Richardson
     ---------------------
     Duncan Richardson
     President

Date: August 13, 2004
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /S/ Kristin S. Anagnost
     -----------------------
     Kristin S. Anagnost
     Treasurer

Date: August 13, 2004
      ---------------

By:  /S/ Duncan Richardson
     ---------------------
     Duncan Richardson
     President

Date: August 13, 2004
      ---------------